General (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 27, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018
General (Textual)
Subsidiary owned percentage		27.00%
Net loss		$ 4,686	$ 8,949	$ 6,244
Operating Activities		4,696
Accumulated deficit		$ (51,706)	$ (46,912)
Initial public offering	$ 13,700
Ordinary shares		40
Equity percentage					82.36%
NIS [Member]
General (Textual)
Ordinary shares per value		$ 0.1